ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Allocated Costs (Income) Included in the Consolidated and Combined Statements of Income [Table Text Block]
The consolidated and combined financial statements reflect the results of operations, cash flows and net assets of the Combined Entity including the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include revenues, expenses and cash flows directly attributable to our interests in the four vessels in the Initial Fleet and the Dropdown Predecessor. Accordingly, the historical combined carve-out financial statements for the years ended December 31, 2012 and 2011 reflect allocations of certain expenses, including that of administrative expenses including share options and pension costs, mark-to-market of interest rate and foreign currency swap derivatives and amortization of deferred tax benefits on intragroup transfers. These allocated costs have been accounted for as an equity contribution in the combined balance sheets. Allocated costs (income) included in the accompanying consolidated and combined statements of income are as follows:

(in thousands of $)	2012	2011
Administrative expenses	1,365	4,947
Pension costs	220	805
Net financial income	(149)	(2,983)
	1,436	2,769

Schedule of Net Liabilities Eliminated [Table Text Block]
Details of the net liabilities eliminated are as follows:

(in thousands of $)	Dropdown Predecessor relating to NR Satu (1)	Dropdown Predecessor relating to Golar Freeze (2)	Combined Entity (“Initial Fleet”) relating to the Golar Spirit (3)	Total
Balance Sheet captions:
Other non-current assets	—	—	12,007	12,007
Other current liabilities	(1,511)	—	—	(1,511)
Other long-term liabilities	(7,535)	(24,810)	(26,863)	(59,208)
Total	(9,046)	(24,810)	(14,856)	(48,712)
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(1)	As of July 19, 2012

(2)	As of October 19, 2011

(3)	As of April 13, 2011

Amounts recognized in accumulated other comprehensive income
As of December 31, 2013, 2012 and 2011, our accumulated other comprehensive loss consisted of the following components:

(in thousands of $)	2013	2012	2011
Unrealized net loss on qualifying cash flow hedging instruments	(2,394)	(8,989)	(5,039)

Useful Lives of Vessels and Equipment [Table Text Block]	Useful lives applied in depreciation are as follows:

Vessels	40 to 55 years
Deferred drydocking expenditure	two to five years
Mooring equipment	11 years